UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

July 31, 2020

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Hexavest Equity Funds

Annual Report

July 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Funds electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds’ adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report July 31, 2020

Eaton Vance

Hexavest Equity Funds

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Management’s Discussion of Fund Performance1

Economic and Market Conditions

Financial markets had a generally positive tone during the second half of 2019 and global equities finished the calendar year on a strong note. Global monetary policy was supportive and although trade tensions between the U.S. and China weighed on investor sentiment, Washington and Beijing made progress at the end of 2019 when a “phase 1” deal was reached. The S&P 500® Index reached new record highs towards the end of the calendar year as company earnings met lowered expectations. Financial markets began 2020 as they had ended 2019: marching forward.

In early 2020, the tone quickly turned more cautious on account of the COVID-19 outbreak, which started in China but rapidly spread to the rest of the world. The pandemic led to a number of lockdowns and social distancing measures that forced a broad range of businesses to essentially shut down.

Central banks and governments across the globe announced a plethora of fiscal and monetary measures with the aim of cushioning this unprecedented drop in economic activity. Global economic activity increased towards the end of the fiscal year when several countries reversed their lockdowns while populations continued to adapt to social distancing measures. There was a deluge of positive news that resulted in one of the strongest quarters in over twenty years, despite reduced corporate profits that may need several years to return to pre-COVID levels.

Overall, the rollercoaster in global equities, as represented by the MSCI World Index, resulted in a 7.23% return for the year ended July 31, 2020. U.S. stocks delivered strong returns with a 11.96% return for the S&P 500® Index, outperforming most stock markets during the period. In contrast, European equities and the Asia-Pacific region recorded losses. For example, the MSCI EAFE Index returned -1.67% for the year ended July 31, 2020. Emerging markets outpaced most of their developed market peers by a wide margin.

Technology and health care were the best performing sectors in the MSCI World and MSCI EAFE Indexes, while the energy sector suffered severe declines, losing more than a third of its value, as the global pandemic drove a sharp drop in the demand for crude oil.

Fund Performance — Eaton Vance Hexavest Global Equity Fund

For the 12-month period ended July 31, 2020, Eaton Vance Hexavest Global Equity Fund (the Fund) returned -3.41% for Class A shares at net asset value (NAV), underperforming the MSCI World Index (the Index), which returned 7.23% for the same period.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets, and the sentiment of investors with regards to regions, countries, sectors, industries and currencies. The Fund’s Index-relative performance was negatively impacted by its positioning at the beginning of 2020, which was geared for global economic growth. The Fund’s bias towards attractively valued cyclical sectors was detrimental during the market downturn and was the largest detractor from Index-relative performance. The high allocation to cash during most of the period also weighed on Index-relative performance. With respect to currencies, the underweight allocation to the Australian dollar during the latter part of the period detracted as the currency posted a robust gain. In contrast, the Fund benefitted from its exposure to gold mining companies, which are viewed as a stock market proxy for gold.

Fund Performance — Eaton Vance Hexavest International Equity Fund

For the 12-month period ended July 31, 2020, Eaton Vance Hexavest International Equity Fund (the Fund) returned -6.09% for Class A shares at net asset value (NAV), underperforming its benchmark, the MSCI EAFE Index (the Index), which returned -1.67% for the same period.

The Fund’s top-down investment approach stresses fundamental research focusing on the macroeconomic environment, the valuation of financial markets, and the sentiment of investors with regards to regions, countries, sectors, industries and currencies. The Fund’s Index-relative performance was negatively impacted by its positioning at the beginning of 2020, which was geared for global economic growth. The Fund’s bias towards attractively valued cyclical sectors was detrimental during the market downturn and was the largest detractor from Index-relative performance. The high allocation to cash during most of the period also weighed on Index-relative performance. With respect to currencies, the overweight in the Japanese yen detracted value as did the underweight to the Australian dollar during the latter part of the period as the currency posted a robust gain. In contrast, the Fund benefitted from its exposure to gold mining companies, which are viewed as a stock market proxy for gold.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Hexavest Global Equity Fund

July 31, 2020

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, and Marc Christopher Lavoie, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–3.41%	3.83%	6.23%
Class A with 5.75% Maximum Sales Charge	—	—	–8.96	2.61	5.44
Class C at NAV	12/01/2016	08/29/2012	–4.11	3.26	5.86
Class C with 1% Maximum Sales Charge	—	—	–5.05	3.26	5.86
Class I at NAV	08/29/2012	08/29/2012	–3.11	4.09	6.50
MSCI World Index	—	—	7.23%	7.51%	9.78%

% Total Annual Operating Expense Ratios4			Class A	Class C	Class I
Gross			1.38%	2.13%	1.13%
Net			1.15	1.90	0.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[3]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	08/29/2012	$15,707	N.A.
Class I	$250,000	08/29/2012	$411,729	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Hexavest Global Equity Fund

July 31, 2020

Fund Profile

Equity Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)5,6

Nestle S.A.	2.0%

Microsoft Corp.	1.7

Yamana Gold, Inc.	1.6

B2Gold Corp.	1.6

JPMorgan Chase & Co.	1.5

Johnson & Johnson	1.4

Barrick Gold Corp.	1.4

Newmont Corp.	1.4

Agnico Eagle Mines, Ltd.	1.3

MSCI Emerging Markets Index Futures Contracts	1.2

Total	15.1%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Hexavest International Equity Fund

July 31, 2020

Performance2,3

Portfolio Managers Vital Proulx, CFA, Jean-François Bérubé, Ph.D., Jean-Pierre Couture, Christian Crête, CFA, and Marc Christopher Lavoie, CFA, each of Hexavest Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	08/29/2012	08/29/2012	–6.09%	–0.17%	2.71%
Class A with 5.75% Maximum Sales Charge	—	—	–11.50	–1.34	1.95
Class I at NAV	08/29/2012	08/29/2012	–5.91	0.07	2.97
MSCI EAFE Index	—	—	—1.67%	2.10%	5.48%

% Total Annual Operating Expense Ratios4				Class A	Class I
Gross				1.58%	1.33%
Net				1.15	0.90

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	08/29/2012	$315,172	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

Hexavest International Equity Fund

July 31, 2020

Fund Profile

Equity Sector Allocation (% of net assets)5

Geographic Allocation (% of net assets)5,6

Top 10 Holdings (% of net assets)5,6

Nestle S.A.	3.5%

Roche Holding AG	2.8

Novartis AG	2.2

Newcrest Mining, Ltd.	1.8

Barrick Gold Corp.	1.8

Nikkei 225 Index Futures Contracts	1.8

Novo Nordisk A/S, Class B	1.8

MSCI Emerging Markets Index Futures Contracts	1.8

AstraZeneca PLC	1.5

GlaxoSmithKline PLC	1.4

Total	20.4%

See Endnotes and Additional Disclosures in this report.

6

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class C for the Hexavest Global Equity Fund is linked to Class A. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 11/30/20. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report

[5]	Includes futures contracts based on the value of their notional amounts, with an equal offsetting position in U.S. cash for purposes of the allocation charts.

[6]	Excludes cash and cash equivalents.

Fund profiles subject to change due to active management.

Additional Information

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance.

S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices.

Important Notice to Shareholders

Effective April 16, 2020, the Hexavest Global Equity Fund and the Hexavest International Equity Fund are managed by Vital Proulx, Jean-François Bérubé, Jean-Pierre Couture, Christian Crête and Marc Christopher Lavoie.

7

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2020 – July 31, 2020).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Hexavest Global Equity Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$931.10	$5.57	**	1.16%
Class C	$1,000.00	$927.70	$9.15	**	1.91%
Class I	$1,000.00	$932.70	$4.37	**	0.91%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.82	**	1.16%
Class C	$1,000.00	$1,015.40	$9.57	**	1.91%
Class I	$1,000.00	$1,020.30	$4.57	**	0.91%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

8

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Fund Expenses — continued

Eaton Vance Hexavest International Equity Fund

	Beginning Account Value (2/1/20)	Ending Account Value (7/31/20)	Expenses Paid During Period* (2/1/20 – 7/31/20)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$911.40	$5.47	**	1.15%
Class I	$1,000.00	$912.50	$4.28	**	0.90%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.77	**	1.15%
Class I	$1,000.00	$1,020.40	$4.52	**	0.90%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2020.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

9

Eaton Vance

Hexavest Global Equity Fund

July 31, 2020

Portfolio of Investments

Common Stocks — 90.3%
Security	Shares	Value

Australia — 2.7%

AGL Energy, Ltd.	3,011	$35,667

APA Group	3,624	28,389

ASX, Ltd.	242	14,259

BHP Group, Ltd.	1,307	34,412

Commonwealth Bank of Australia	950	48,331

CSL, Ltd.	98	19,061

Dexus	4,102	24,901

Fortescue Metals Group, Ltd.	4,396	54,718

Goodman Group	2,414	29,351

Newcrest Mining, Ltd.	2,929	74,619

REA Group, Ltd.(1)	346	26,718

South32, Ltd.	18,171	26,679

Telstra Corp., Ltd.	14,620	35,008

Treasury Wine Estates, Ltd.	1,863	14,303

		$466,416

Belgium — 0.5%

Anheuser-Busch InBev S.A./NV	402	$21,830

UCB S.A.	446	57,307

		$79,137

Canada — 7.4%

Agnico Eagle Mines, Ltd.	2,754	$218,704

B2Gold Corp.(1)	39,820	274,758

Barrick Gold Corp.	8,294	239,696

First Quantum Minerals, Ltd.	4,730	39,974

Franco-Nevada Corp.	767	122,599

Lundin Mining Corp.	8,319	46,581

Nutrien, Ltd.	1,383	45,038

Yamana Gold, Inc.	42,824	278,784

		$1,266,134

Denmark — 1.5%

AP Moller - Maersk A/S, Class B	29	$37,335

Coloplast A/S, Class B	265	45,235

Novo Nordisk A/S, Class B	2,051	134,571

Orsted A/S(2)	292	41,752

		$258,893

Finland — 0.4%

Elisa Oyj	119	$7,058

Fortum Oyj	1,466	29,755

Kone Oyj, Class B	476	37,798

		$74,611

Security	Shares	Value

France — 1.5%

Air Liquide S.A.	106	$17,435

AXA S.A.	548	10,995

Credit Agricole S.A.(3)	1,945	18,722

Danone S.A.	596	39,892

Hermes International	33	26,754

L’Oreal S.A.	243	81,558

LVMH Moet Hennessy Louis Vuitton SE	47	20,438

Peugeot S.A.(3)	1,918	30,831

Vinci S.A.	194	16,697

		$263,322

Germany — 1.8%

adidas AG(3)	58	$15,995

Allianz SE	73	15,146

BASF SE	432	23,832

Beiersdorf AG	270	32,239

Deutsche Telekom AG	1,895	31,637

E.ON SE	2,172	25,499

Hochtief AG	140	11,431

Porsche Automobil Holding SE, PFC Shares	494	27,962

RWE AG	1,159	43,688

SAP SE	294	46,409

Uniper SE	865	29,862

		$303,700

Hong Kong — 0.8%

AIA Group, Ltd.	3,702	$33,381

CK Asset Holdings, Ltd.	730	4,053

CK Hutchison Holdings, Ltd.	2,000	13,059

CK Infrastructure Holdings, Ltd.	1,656	8,635

CLP Holdings, Ltd.	1,000	9,456

Hong Kong & China Gas Co., Ltd.	8,400	12,036

Hong Kong Exchanges & Clearing, Ltd.	300	14,284

Link REIT	1,000	7,759

Power Assets Holdings, Ltd.	1,500	8,354

Sun Hung Kai Properties, Ltd.	1,000	12,162

WH Group, Ltd.(2)	10,808	9,621

		$132,800

Italy — 0.5%

Enel SpA	5,247	$48,065

Ferrari NV	167	29,862

		$77,927

10	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Japan — 8.6%

Ajinomoto Co., Inc.	1,300	$23,477

Astellas Pharma, Inc.	2,200	34,315

Bridgestone Corp.	500	14,728

Calbee, Inc.	1,000	31,777

Chubu Electric Power Co., Inc.	2,000	23,782

Chugai Pharmaceutical Co., Ltd.	600	27,089

Daifuku Co., Ltd.	100	9,113

Daikin Industries, Ltd.	300	52,784

Daito Trust Construction Co., Ltd.	200	15,684

FUJIFILM Holdings Corp.	500	22,361

Hoya Corp.	300	29,586

Ito En, Ltd.(1)	500	29,596

ITOCHU Corp.(1)	1,800	39,467

Kao Corp.	500	36,272

KDDI Corp.	700	22,258

Kobayashi Pharmaceutical Co., Ltd.	300	26,663

MEIJI Holdings Co., Ltd.	400	31,410

Mitsubishi Corp.	1,100	22,165

Mitsubishi Electric Corp.	1,700	22,192

MonotaRO Co., Ltd.	300	12,759

Murata Manufacturing Co., Ltd.	500	32,115

Nikon Corp.	1,500	10,487

Nintendo Co., Ltd.	100	43,981

Nissin Foods Holdings Co., Ltd.	400	36,132

NTT DOCOMO, Inc.	600	16,519

Obayashi Corp.	3,300	29,464

Ono Pharmaceutical Co., Ltd.	1,400	39,350

ORIX Corp.	1,850	20,008

Otsuka Corp.	300	15,642

Santen Pharmaceutical Co., Ltd.	1,600	26,996

Sekisui House, Ltd.(1)	1,200	21,916

Shin-Etsu Chemical Co., Ltd.	200	23,408

Softbank Corp.	900	12,048

Sony Corp.	1,500	116,542

Subaru Corp.	1,500	28,331

Sumitomo Mitsui Financial Group, Inc.	1,400	37,305

Sumitomo Realty & Development Co., Ltd.	800	20,402

Sundrug Co., Ltd.	700	23,822

Suzuken Co., Ltd.	800	28,458

Sysmex Corp.	300	23,069

Taiheiyo Cement Corp.	900	19,533

Terumo Corp.	800	30,265

Toho Gas Co., Ltd.	500	21,820

Tokio Marine Holdings, Inc.	500	21,112

Tokyo Gas Co., Ltd.	1,200	25,478

Toyo Suisan Kaisha, Ltd.	600	36,477

Security	Shares	Value

Japan (continued)

Toyota Motor Corp.(1)	200	$11,873

Toyota Tsusho Corp.	750	19,023

Tsuruha Holdings, Inc.(1)	200	27,733

Yakult Honsha Co., Ltd.	300	17,147

Yamaha Corp.	400	18,443

Yamazaki Baking Co., Ltd.	1,700	28,526

Z Holdings Corp.	9,900	52,646

		$1,463,549

Luxembourg — 0.1%

ArcelorMittal S.A.(3)	1,833	$20,295

		$20,295

Netherlands — 0.7%

Akzo Nobel NV	309	$29,115

ASML Holding NV	124	44,087

Heineken NV	397	38,452

		$111,654

New Zealand — 0.3%

a2 Milk Co., Ltd.(3)	2,452	$34,168

Fisher & Paykel Healthcare Corp., Ltd.	699	16,744

		$50,912

Norway — 0.3%

Orkla ASA	3,522	$34,642

Telenor ASA	1,598	24,703

		$59,345

Singapore — 0.4%

Ascendas Real Estate Investment Trust	6,000	$15,531

CapitaLand, Ltd.	6,000	12,109

DBS Group Holdings, Ltd.	2,000	28,891

Singapore Telecommunications, Ltd.	6,000	10,928

		$67,459

Spain — 1.3%

Banco Santander S.A.(3)	14,577	$31,260

Endesa S.A.	1,136	32,407

Iberdrola S.A.	4,817	62,261

Industria de Diseno Textil S.A.	1,307	34,633

Mapfre S.A.	6,829	12,366

Red Electrica Corp. S.A.	1,566	30,529

Telefonica S.A.	5,054	21,166

		$224,622

11	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Sweden — 0.9%

Assa Abloy AB, Class B	1,845	$40,731

Atlas Copco AB, Class A	903	40,086

Essity AB, Class B(3)	449	14,814

Skanska AB, Class B(3)	1,393	28,119

Svenska Handelsbanken AB, Class A(3)	683	6,441

Telia Co. AB	7,263	28,302

		$158,493

Switzerland — 5.9%

Barry Callebaut AG	14	$29,153

Geberit AG	68	37,530

Nestle S.A.	2,913	346,419

Novartis AG	1,365	112,431

Partners Group Holding AG	28	27,124

Roche Holding AG	614	212,663

Schindler Holding AG PC	148	37,619

Sonova Holding AG(3)	154	34,820

Swisscom AG	68	36,146

TE Connectivity, Ltd.	1,179	105,014

Zurich Insurance Group AG	61	22,558

		$1,001,477

United Kingdom — 3.5%

Anglo American PLC	915	$22,150

Antofagasta PLC	2,135	28,387

Associated British Foods PLC	1,649	37,769

Barratt Developments PLC	3,296	21,894

Berkeley Group Holdings PLC	337	19,553

BHP Group PLC	1,304	28,197

BT Group PLC	15,044	19,331

DCC PLC	302	26,854

Diageo PLC	387	14,161

Direct Line Insurance Group PLC(3)	2,989	11,567

London Stock Exchange Group PLC	139	15,354

National Grid PLC	2,953	34,644

Persimmon PLC(3)	683	21,323

Reckitt Benckiser Group PLC	552	55,349

RELX PLC	1,056	22,231

Royal Bank of Scotland Group PLC(3)	22,294	30,704

Royal Dutch Shell PLC, Class A	1,586	23,180

RSA Insurance Group PLC(3)	3,849	21,483

Severn Trent PLC	598	19,057

Smith & Nephew PLC	879	17,349

Taylor Wimpey PLC	7,768	11,982

Unilever PLC	850	50,613

Security	Shares	Value

United Kingdom (continued)

Vodafone Group PLC	24,475	$36,782

		$589,914

United States — 51.2%

Abbott Laboratories	1,170	$117,749

Accenture PLC, Class A	627	140,937

Adobe, Inc.(3)	169	75,090

AES Corp. (The)	1,616	24,612

Agilent Technologies, Inc.	1,034	99,605

Allstate Corp. (The)	247	23,314

Alphabet, Inc., Class A(3)	49	72,910

Alphabet, Inc., Class C(3)	50	74,148

Amazon.com, Inc.(3)	65	205,704

Ameren Corp.	307	24,634

AmerisourceBergen Corp.	348	34,866

Aon PLC, Class A	360	73,879

Apple, Inc.	387	164,491

Arthur J. Gallagher & Co.	282	30,312

AT&T, Inc.	1,926	56,971

Atmos Energy Corp.	83	8,797

AvalonBay Communities, Inc.	178	27,255

Bank of America Corp.	8,272	205,807

Best Buy Co., Inc.	435	43,322

Bio-Rad Laboratories, Inc., Class A(3)	68	35,693

Biogen, Inc.(3)	200	54,938

Bristol-Myers Squibb Co.	1,127	66,110

Broadcom, Inc.	400	126,700

Bunge, Ltd.	634	27,541

CBRE Group, Inc., Class A(3)	756	33,120

Celanese Corp.	373	36,256

Chipotle Mexican Grill, Inc.(3)	29	33,500

Church & Dwight Co., Inc.	805	77,546

Cisco Systems, Inc.	3,062	144,220

Citigroup, Inc.	2,640	132,026

Clorox Co. (The)	194	45,883

CMS Energy Corp.	368	23,618

Coca-Cola Co. (The)	1,812	85,599

Colgate-Palmolive Co.	1,050	81,060

Comcast Corp., Class A	3,375	144,450

Constellation Brands, Inc., Class A	358	63,796

Corteva, Inc.	1,473	42,069

Costar Group, Inc.(3)	63	53,535

Costco Wholesale Corp.	179	58,270

Cummins, Inc.	221	42,710

CVS Health Corp.	877	55,198

D.R. Horton, Inc.	1,411	93,352

12	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

United States (continued)

DaVita, Inc.(3)	533	$46,579

Dollar General Corp.	110	20,944

Domino’s Pizza, Inc.	88	34,022

DTE Energy Co.	374	43,246

Duke Energy Corp.	470	39,828

DuPont de Nemours, Inc.	857	45,832

Eastman Chemical Co.	587	43,808

Electronic Arts, Inc.(3)	499	70,668

Eli Lilly & Co.	865	130,001

Essex Property Trust, Inc.	115	25,385

Evergy, Inc.	414	26,840

Eversource Energy	296	26,661

Exelon Corp.	1,079	41,660

Facebook, Inc., Class A(3)	38	9,639

Fastenal Co.	230	10,819

First Republic Bank	748	84,135

Fortinet, Inc.(3)	673	93,076

Freeport-McMoRan, Inc.	5,478	70,776

General Mills, Inc.	1,004	63,523

Hershey Co. (The)	428	62,235

Home Depot, Inc. (The)	440	116,816

Honeywell International, Inc.	606	90,518

Hormel Foods Corp.	730	37,128

Humana, Inc.	202	79,275

Illinois Tool Works, Inc.	216	39,958

Intel Corp.	2,053	97,990

Intercontinental Exchange, Inc.	752	72,779

Jacobs Engineering Group, Inc.	289	24,666

Johnson & Johnson	1,687	245,897

JPMorgan Chase & Co.	2,646	255,709

Keysight Technologies, Inc.(3)	770	76,915

Kimberly-Clark Corp.	384	58,383

Kroger Co. (The)	1,198	41,678

Linde PLC	118	28,923

Lockheed Martin Corp.	97	36,760

M&T Bank Corp.	809	85,714

Masco Corp.	882	50,415

Mastercard, Inc., Class A	369	113,848

McDonald’s Corp.	462	89,757

McKesson Corp.	56	8,409

Medtronic PLC	682	65,799

Merck & Co., Inc.	828	66,439

Micron Technology, Inc.(3)	1,895	94,854

Microsoft Corp.	1,416	290,294

Mid-America Apartment Communities, Inc.	237	28,248

Molina Healthcare, Inc.(3)	179	33,061

Security	Shares	Value

United States (continued)

Mondelez International, Inc., Class A	1,386	$76,909

Monster Beverage Corp.(3)	588	46,146

NetApp, Inc.	1,189	52,673

Newmont Corp.	3,443	238,256

NextEra Energy, Inc.	139	39,017

NVIDIA Corp.	89	37,789

Oracle Corp.	2,328	129,088

PepsiCo, Inc.	669	92,095

Pfizer, Inc.	3,205	123,328

PNC Financial Services Group, Inc. (The)	1,040	110,937

Procter & Gamble Co. (The)	436	57,168

PulteGroup, Inc.	515	22,454

Raytheon Technologies Corp.	128	7,255

Regeneron Pharmaceuticals, Inc.(3)	103	65,103

Roper Technologies, Inc.	117	50,597

salesforce.com, Inc.(3)	249	48,518

ServiceNow, Inc.(3)	69	30,305

Southern Co. (The)	643	35,114

SVB Financial Group(3)	408	91,502

Target Corp.	868	109,264

Teledyne Technologies, Inc.(3)	90	27,603

TJX Cos., Inc. (The)	556	28,906

Tractor Supply Co.	280	39,967

Trane Technologies PLC	479	53,586

TransUnion	109	9,763

U.S. Bancorp	2,543	93,684

United Parcel Service, Inc., Class B	412	58,817

UnitedHealth Group, Inc.	279	84,476

Veeva Systems, Inc., Class A(3)	63	16,668

Verizon Communications, Inc.	1,786	102,659

W.W. Grainger, Inc.	117	39,959

Walmart, Inc.	66	8,540

Walt Disney Co. (The)	1,135	132,727

Wells Fargo & Co.	5,430	131,732

West Pharmaceutical Services, Inc.	74	19,896

Xcel Energy, Inc.	598	41,286

Zoetis, Inc.	734	111,333

		$8,746,623

Total Common Stocks (identified cost $12,633,335)		$15,417,283

13	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2020

Portfolio of Investments — continued

Short-Term Investments — 6.2%
Description	Shares/ Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(4)	771,983	$771,906

State Street Navigator Securities Lending Government Money Market Portfolio, 0.12%(5)	292,452	292,452

Total Short-Term Investments (identified cost $1,064,416)		$1,064,358

Total Investments — 96.5% (identified cost $13,697,751)		$16,481,641

Other Assets, Less Liabilities — 3.5%		$604,811

Net Assets — 100.0%		$17,086,452

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at July 31, 2020. The aggregate market value of securities on loan at July 31, 2020 was $371,747.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $51,373 or 0.3% of the Fund’s net assets.

(3)	Non-income producing security.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

(5)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Health Care	14.4%	$2,449,732

Consumer Staples	12.8	2,187,515

Materials	12.7	2,174,834

Information Technology	11.6	1,982,416

Financials	10.7	1,832,821

Consumer Discretionary	7.7	1,321,555

Industrials	6.8	1,153,418

Communication Services	6.4	1,089,403

Utilities	5.6	946,449

Real Estate	1.5	255,960

Energy	0.1	23,180

Short-Term Investments	6.2	1,064,358

Total Investments	96.5%	$16,481,641

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	199,709	USD	136,881	State Street Bank and Trust Company	9/16/20	$5,823	$—

CAD	241,568	USD	177,974	State Street Bank and Trust Company	9/16/20	2,392	—

CAD	184,801	USD	136,739	State Street Bank and Trust Company	9/16/20	1,242	—

CAD	78,866	USD	58,020	State Street Bank and Trust Company	9/16/20	866	—

CAD	70,925	USD	52,130	State Street Bank and Trust Company	9/16/20	826	—

CAD	58,590	USD	43,179	State Street Bank and Trust Company	9/16/20	567	—

CAD	149,255	USD	111,473	State Street Bank and Trust Company	9/16/20	—	(32)

CHF	263,818	USD	278,366	State Street Bank and Trust Company	9/16/20	10,458	—

CHF	62,260	USD	66,086	State Street Bank and Trust Company	9/16/20	2,076	—

CHF	165,169	USD	180,308	State Street Bank and Trust Company	9/16/20	516	—

EUR	562,455	USD	639,363	State Street Bank and Trust Company	9/16/20	23,787	—

EUR	217,789	USD	245,302	State Street Bank and Trust Company	9/16/20	11,476	—

EUR	87,985	USD	99,827	State Street Bank and Trust Company	9/16/20	3,910	—

EUR	114,620	USD	134,521	State Street Bank and Trust Company	9/16/20	619	—

GBP	113,424	USD	141,933	State Street Bank and Trust Company	9/16/20	6,574	—

GBP	53,581	USD	68,212	State Street Bank and Trust Company	9/16/20	1,942	—

HKD	271,120	USD	34,952	State Street Bank and Trust Company	9/16/20	30	—

HKD	207,599	USD	26,773	State Street Bank and Trust Company	9/16/20	13	—

JPY	164,088,365	USD	1,524,369	State Street Bank and Trust Company	9/16/20	26,539	—

JPY	9,080,133	USD	85,177	State Street Bank and Trust Company	9/16/20	645	—

14	See Notes to Financial Statements.

Eaton Vance

Hexavest Global Equity Fund

July 31, 2020

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

SGD	79,275	USD	56,943	State Street Bank and Trust Company	9/16/20	$758	$—

SGD	60,200	USD	43,328	State Street Bank and Trust Company	9/16/20	489	—

USD	526,492	AUD	756,042	State Street Bank and Trust Company	9/16/20	—	(13,745)

USD	91,564	CAD	123,085	State Street Bank and Trust Company	9/16/20	—	(338)

USD	90,331	CAD	122,580	State Street Bank and Trust Company	9/16/20	—	(1,193)

USD	127,238	CAD	174,187	State Street Bank and Trust Company	9/16/20	—	(2,819)

USD	1,307,366	CAD	1,756,120	State Street Bank and Trust Company	9/16/20	—	(3,839)

USD	194,698	CHF	184,404	State Street Bank and Trust Company	9/16/20	—	(7,185)

USD	244,333	CHF	232,478	State Street Bank and Trust Company	9/16/20	—	(10,180)

USD	35,239	DKK	231,141	State Street Bank and Trust Company	9/16/20	—	(1,356)

USD	90,356	DKK	597,983	State Street Bank and Trust Company	9/16/20	—	(4,319)

USD	104,811	EUR	93,158	State Street Bank and Trust Company	9/16/20	—	(5,025)

USD	781,166	GBP	618,302	State Street Bank and Trust Company	9/16/20	—	(28,379)

USD	218,103	HKD	1,691,935	State Street Bank and Trust Company	9/16/20	—	(204)

USD	51,452	JPY	5,513,057	State Street Bank and Trust Company	9/16/20	—	(655)

USD	65,780	JPY	7,044,391	State Street Bank and Trust Company	9/16/20	—	(801)

USD	82,105	JPY	8,795,816	State Street Bank and Trust Company	9/16/20	—	(1,031)

USD	120,945	SEK	1,115,828	State Street Bank and Trust Company	9/16/20	—	(6,196)

USD	130,797	SGD	181,661	State Street Bank and Trust Company	9/16/20	—	(1,426)

USD	78,787	CNY	559,705	State Street Bank and Trust Company	9/23/20	—	(1,081)

						$101,548	$(89,804)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

MSCI Emerging Markets Index	4	Long	9/18/20	$213,860	$15,609

					$15,609

Abbreviations:

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNY	–	Yuan Renminbi

DKK	–	Danish Krone

EUR	–	Euro

GBP	–	British Pound Sterling

HKD	–	Hong Kong Dollar

JPY	–	Japanese Yen

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

USD	–	United States Dollar

15	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2020

Portfolio of Investments

Common Stocks — 88.0%
Security	Shares	Value

Australia — 5.9%

AGL Energy, Ltd.	11,434	$135,441

APA Group	11,643	91,208

ASX, Ltd.	1,222	72,001

BHP Group, Ltd.	3,627	95,495

Commonwealth Bank of Australia	7,356	374,235

Dexus	21,561	130,883

Fortescue Metals Group, Ltd.	21,017	261,603

Goodman Group	24,586	298,931

Newcrest Mining, Ltd.	32,625	831,148

REA Group, Ltd.(1)	1,102	85,096

South32, Ltd.	81,138	119,130

Telstra Corp., Ltd.	64,449	154,325

Treasury Wine Estates, Ltd.	6,092	46,773

		$2,696,269

Austria — 0.2%

Raiffeisen Bank International AG	4,050	$69,667

		$69,667

Belgium — 0.9%

Anheuser-Busch InBev S.A./NV	657	$35,677

Colruyt S.A.	520	30,200

Proximus SADP	3,611	74,282

UCB S.A.	2,069	265,849

		$406,008

Canada — 3.4%

Agnico Eagle Mines, Ltd.	1,143	$90,769

B2Gold Corp.(1)	24,457	168,753

Barrick Gold Corp.	28,674	828,677

Franco-Nevada Corp.	515	82,319

Yamana Gold, Inc.	57,863	376,688

		$1,547,206

Denmark — 3.3%

AP Moller - Maersk A/S, Class B	145	$186,678

Carlsberg A/S, Class B	1,020	150,643

Coloplast A/S, Class B	1,988	339,346

Novo Nordisk A/S, Class B	12,226	802,179

		$1,478,846

Finland — 0.7%

Kone Oyj, Class B	3,843	$305,168

		$305,168

Security	Shares	Value

France — 7.4%

Air Liquide S.A.	2,360	$388,173

Airbus SE(2)	326	23,862

Alstom S.A.(2)	1,409	78,514

AXA S.A.	4,270	85,672

BNP Paribas S.A.(2)	5,596	225,764

Cie de Saint-Gobain(2)	7,102	262,739

Danone S.A.	5,845	391,225

Hermes International	184	149,176

Kering S.A.	194	109,937

L’Oreal S.A.	1,406	471,893

LVMH Moet Hennessy Louis Vuitton SE	701	304,825

Peugeot S.A.(2)	5,709	91,770

Sanofi	5,288	555,225

Sodexo S.A.	566	39,062

Vinci S.A.	2,221	191,150

		$3,368,987

Germany — 6.0%

adidas AG(2)	785	$216,485

Allianz SE	1,636	339,428

BASF SE	5,896	325,259

Beiersdorf AG	887	105,913

Deutsche Telekom AG	20,982	350,289

E.ON SE	19,217	225,608

Hochtief AG	773	63,115

Knorr-Bremse AG	795	93,021

RWE AG	6,096	229,785

SAP SE	1,442	227,624

Siemens AG	3,505	446,663

Uniper SE	3,048	105,227

		$2,728,417

Hong Kong — 3.0%

AIA Group, Ltd.	43,725	$394,266

BOC Hong Kong Holdings, Ltd.	19,500	54,367

CK Asset Holdings, Ltd.	13,760	76,405

CLP Holdings, Ltd.	21,000	198,570

Hang Seng Bank, Ltd.	6,900	108,568

HK Electric Investments & HK Electric Investments, Ltd.	61,727	63,881

Hong Kong & China Gas Co., Ltd.	47,250	67,701

Hong Kong Exchanges & Clearing, Ltd.	2,900	138,078

Link REIT	9,500	73,711

Power Assets Holdings, Ltd.	11,500	64,044

Sun Hung Kai Properties, Ltd.	3,000	36,485

WH Group, Ltd.(3)	110,752	98,587

		$1,374,663

16	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

Italy — 2.8%

Enel SpA	38,440	$352,131

Ferrari NV	941	168,264

FinecoBank Banca Fineco SpA(2)	5,211	75,965

Intesa Sanpaolo SpA(2)	180,866	368,667

UniCredit SpA(2)	35,497	325,789

		$1,290,816

Japan — 19.1%

Ajinomoto Co., Inc.	5,400	$97,522

Astellas Pharma, Inc.	11,600	180,936

Bridgestone Corp.	400	11,782

Calbee, Inc.	600	19,066

Chubu Electric Power Co., Inc.	5,500	65,401

Chugai Pharmaceutical Co., Ltd.	6,200	279,925

Daifuku Co., Ltd.	1,900	173,140

Daikin Industries, Ltd.	1,000	175,946

Daito Trust Construction Co., Ltd.	1,000	78,422

Fast Retailing Co., Ltd.	200	106,360

FUJIFILM Holdings Corp.	2,300	102,862

Fukuoka Financial Group, Inc.	19,100	277,782

Honda Motor Co., Ltd.(1)	1,000	24,380

Hoya Corp.	1,300	128,205

Ito En, Ltd.(1)	1,400	82,870

ITOCHU Corp.(1)	7,800	171,025

Kao Corp.	2,500	181,360

KDDI Corp.	5,900	187,605

Kirin Holdings Co., Ltd.	3,200	61,660

Lion Corp.	800	20,794

McDonald’s Holdings Co. (Japan), Ltd.	1,300	62,216

Medipal Holdings Corp.	1,400	25,639

MEIJI Holdings Co., Ltd.	1,200	94,229

Mitsubishi Corp.	5,500	110,824

Mitsubishi Electric Corp.	13,600	177,535

Mitsubishi UFJ Financial Group, Inc.	75,500	282,923

MonotaRO Co., Ltd.	2,300	97,817

Murata Manufacturing Co., Ltd.	2,900	186,269

Nikon Corp.	8,100	56,631

Nintendo Co., Ltd.	300	131,943

Nissin Foods Holdings Co., Ltd.	1,800	162,596

NTT DOCOMO, Inc.	8,550	235,391

Obayashi Corp.	8,700	77,677

Ono Pharmaceutical Co., Ltd.	5,500	154,591

ORIX Corp.	6,100	65,972

Otsuka Corp.	1,600	83,423

Pola Orbis Holdings, Inc.	6,000	99,758

Rakuten, Inc.	7,100	65,244

Security	Shares	Value

Japan (continued)

Resona Holdings, Inc.	90,900	$297,995

Santen Pharmaceutical Co., Ltd.	8,700	146,790

Sekisui House, Ltd.(1)	5,800	105,930

Seven Bank, Ltd.	109,300	268,116

Shimizu Corp.	5,800	41,578

Shin-Etsu Chemical Co., Ltd.	1,300	152,150

Softbank Corp.	4,800	64,254

Sony Corp.	5,500	427,323

Subaru Corp.	5,800	109,547

Sumitomo Mitsui Financial Group, Inc.	10,900	290,446

Sumitomo Realty & Development Co., Ltd.	1,600	40,803

Sundrug Co., Ltd.	3,200	108,899

Suntory Beverage & Food, Ltd.	2,100	79,267

Suzuken Co., Ltd.	3,200	113,831

Suzuki Motor Corp.	1,000	32,813

Taiheiyo Cement Corp.	3,900	84,641

Tokio Marine Holdings, Inc.	2,900	122,452

Tokyo Gas Co., Ltd.	4,200	89,175

Toshiba Corp.	3,600	110,092

Toyo Suisan Kaisha, Ltd.	1,900	115,511

Toyota Industries Corp.	1,000	50,803

Toyota Motor Corp.(1)	9,700	575,830

Toyota Tsusho Corp.	2,300	58,336

Tsuruha Holdings, Inc.(1)	1,000	138,666

Welcia Holdings Co., Ltd.	1,000	91,549

Yakult Honsha Co., Ltd.	1,600	91,448

Yamaha Corp.	1,900	87,603

Yamazaki Baking Co., Ltd.	4,300	72,155

Z Holdings Corp.	21,300	113,268

		$8,678,992

Luxembourg — 0.2%

ArcelorMittal S.A.(2)	6,546	$72,476

		$72,476

Netherlands — 3.8%

Akzo Nobel NV	1,716	$161,689

ASML Holding NV	679	241,410

Heineken NV	2,133	206,594

ING Groep NV	32,758	228,418

Koninklijke Ahold Delhaize NV	6,931	199,619

Unilever NV	9,653	570,398

Wolters Kluwer NV	1,371	108,206

		$1,716,334

17	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2020

Portfolio of Investments — continued

Security	Shares	Value

New Zealand — 0.5%

a2 Milk Co., Ltd.(2)	9,906	$138,038

Fisher & Paykel Healthcare Corp., Ltd.	3,430	82,164

		$220,202

Norway — 0.4%

DNB ASA(2)	2,428	$37,292

Telenor ASA	8,631	133,425

		$170,717

Singapore — 1.1%

Ascendas Real Estate Investment Trust	45,000	$116,481

CapitaLand, Ltd.	39,000	78,711

DBS Group Holdings, Ltd.	6,000	86,674

Oversea-Chinese Banking Corp., Ltd.	16,000	100,220

Singapore Telecommunications, Ltd.	45,000	81,760

United Overseas Bank, Ltd.	3,000	42,238

		$506,084

Spain — 2.9%

ACS Actividades de Construccion y Servicios S.A.	8,395	$194,735

CaixaBank S.A.	44,631	96,003

Iberdrola S.A.	39,252	507,343

Industria de Diseno Textil S.A.	8,915	236,229

Mapfre S.A.	17,636	31,935

Red Electrica Corp. S.A.	5,553	108,255

Telefonica S.A.	36,890	154,496

		$1,328,996

Sweden — 1.7%

Atlas Copco AB, Class B	7,929	$306,873

Epiroc AB, Class A	3,648	51,007

Essity AB, Class B(2)	3,137	103,503

Skanska AB, Class B(2)	4,513	91,101

Svenska Handelsbanken AB, Class A(2)	14,106	133,026

Telia Co. AB	6,866	26,755

Volvo AB, Class B(2)	3,442	59,484

		$771,749

Switzerland — 10.9%

Barry Callebaut AG	75	$156,174

Geberit AG	123	67,886

Nestle S.A.	13,514	1,607,108

Novartis AG	12,044	992,031

Partners Group Holding AG	291	281,894

Security	Shares	Value

Switzerland (continued)

Roche Holding AG	3,677	$1,273,553

Schindler Holding AG PC	843	214,278

Swisscom AG	312	165,848

Zurich Insurance Group AG	453	167,520

		$4,926,292

United Kingdom — 13.3%

Anglo American PLC	5,062	$122,541

Antofagasta PLC	4,622	61,453

Associated British Foods PLC	2,378	54,466

AstraZeneca PLC	6,080	671,716

Barratt Developments PLC	16,114	107,040

Berkeley Group Holdings PLC	2,673	155,090

BHP Group PLC	9,106	196,903

BT Group PLC	104,218	133,915

Compass Group PLC	11,621	159,896

DCC PLC	1,177	104,660

Diageo PLC	16,398	600,013

Direct Line Insurance Group PLC(2)	21,518	83,268

Ferguson PLC(2)	1,199	105,696

GlaxoSmithKline PLC	31,465	626,793

Lloyds Banking Group PLC	784,884	267,418

London Stock Exchange Group PLC	1,099	121,394

National Grid PLC	14,478	169,854

Persimmon PLC(2)	4,270	133,310

Reckitt Benckiser Group PLC	5,305	531,930

RELX PLC	8,488	178,691

Royal Bank of Scotland Group PLC(2)	141,582	194,989

Royal Dutch Shell PLC, Class A	12,254	179,099

RSA Insurance Group PLC(2)	19,114	106,684

Severn Trent PLC	4,513	143,817

Taylor Wimpey PLC	59,422	91,660

Unilever PLC	6,047	360,068

Vodafone Group PLC	230,633	346,606

		$6,008,970

United States — 0.5%

Newmont Corp.	3,377	$233,688

		$233,688

Total Common Stocks (identified cost $36,718,640)		$39,900,547

18	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2020

Portfolio of Investments — continued

Short-Term Investments — 9.9%
Description	Shares/ Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.22%(4)	3,932,994	$3,932,601

State Street Navigator Securities Lending Government Money Market Portfolio, 0.12%(5)	562,259	562,259

Total Short-Term Investments (identified cost $4,495,374)		$4,494,860

Total Investments — 97.9% (identified cost $41,214,014)		$44,395,407

Other Assets, Less Liabilities — 2.1%		$936,201

Net Assets — 100.0%		$45,331,608

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at July 31, 2020. The aggregate market value of securities on loan at July 31, 2020 was $1,134,401.

(2)	Non-income producing security.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $98,587 or 0.2% of the Fund’s net assets.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

(5)	Represents investment of cash collateral received in connection with securities lending.

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value

Consumer Staples	16.3%	$7,376,172

Health Care	14.6	6,638,773

Financials	13.7	6,217,127

Materials	10.3	4,653,555

Industrials	9.5	4,327,497

Consumer Discretionary	8.1	3,679,206

Utilities	5.8	2,617,441

Communication Services	5.4	2,439,257

Real Estate	2.0	930,832

Information Technology	1.9	841,588

Energy	0.4	179,099

Short-Term Investments	9.9	4,494,860

Total Investments	97.9%	$44,395,407

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	604,404	USD	414,260	State Street Bank and Trust Company	9/16/20	$17,623	$—

AUD	424,042	USD	294,265	State Street Bank and Trust Company	9/16/20	8,738	—

AUD	622,246	USD	444,669	State Street Bank and Trust Company	9/16/20	—	(37)

CAD	673,928	USD	496,515	State Street Bank and Trust Company	9/16/20	6,673	—

CAD	591,109	USD	437,377	State Street Bank and Trust Company	9/16/20	3,974	—

CAD	71,716	USD	52,759	State Street Bank and Trust Company	9/16/20	787	—

CHF	683,483	USD	727,935	State Street Bank and Trust Company	9/16/20	20,330	—

DKK	1,491,923	USD	227,964	State Street Bank and Trust Company	9/16/20	8,242	—

EUR	2,112,576	USD	2,401,440	State Street Bank and Trust Company	9/16/20	89,344	—

EUR	1,132,782	USD	1,275,889	State Street Bank and Trust Company	9/16/20	59,691	—

EUR	168,526	USD	191,208	State Street Bank and Trust Company	9/16/20	7,489	—

GBP	177,787	USD	221,827	State Street Bank and Trust Company	9/16/20	10,951	—

GBP	115,680	USD	147,268	State Street Bank and Trust Company	9/16/20	4,192	—

HKD	1,147,450	USD	147,927	State Street Bank and Trust Company	9/16/20	127	—

ILS	963,711	USD	280,124	State Street Bank and Trust Company	9/16/20	3,118	—

JPY	729,782,672	USD	6,779,626	State Street Bank and Trust Company	9/16/20	118,033	—

JPY	157,519,503	USD	1,477,631	State Street Bank and Trust Company	9/16/20	11,190	—

JPY	19,858,510	USD	185,493	State Street Bank and Trust Company	9/16/20	2,203	—

19	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2020

Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

SEK	3,403,932	USD	371,616	State Street Bank and Trust Company	9/16/20	$16,237	$—

SEK	1,448,270	USD	154,892	State Street Bank and Trust Company	9/16/20	10,128	—

SGD	152,397	USD	109,466	State Street Bank and Trust Company	9/16/20	1,457	—

USD	2,092,256	AUD	3,004,474	State Street Bank and Trust Company	9/16/20	—	(54,621)

USD	160,852	CAD	218,277	State Street Bank and Trust Company	9/16/20	—	(2,125)

USD	157,701	CAD	215,892	State Street Bank and Trust Company	9/16/20	—	(3,494)

USD	1,945,694	CAD	2,613,553	State Street Bank and Trust Company	9/16/20	—	(5,713)

USD	140,753	CHF	133,397	State Street Bank and Trust Company	9/16/20	—	(5,288)

USD	227,615	CHF	214,461	State Street Bank and Trust Company	9/16/20	—	(7,173)

USD	435,060	CHF	412,058	State Street Bank and Trust Company	9/16/20	—	(16,054)

USD	390,265	CHF	371,330	State Street Bank and Trust Company	9/16/20	—	(16,261)

USD	708,660	DKK	4,689,945	State Street Bank and Trust Company	9/16/20	—	(33,870)

USD	799,267	EUR	702,536	State Street Bank and Trust Company	9/16/20	—	(29,042)

USD	161,882	GBP	127,481	State Street Bank and Trust Company	9/16/20	—	(5,030)

USD	176,469	GBP	141,023	State Street Bank and Trust Company	9/16/20	—	(8,173)

USD	224,965	GBP	179,662	State Street Bank and Trust Company	9/16/20	—	(10,267)

USD	317,047	GBP	250,935	State Street Bank and Trust Company	9/16/20	—	(11,503)

USD	1,291,968	GBP	1,022,607	State Street Bank and Trust Company	9/16/20	—	(46,937)

USD	172,944	HKD	1,341,565	State Street Bank and Trust Company	9/16/20	—	(156)

USD	1,353,889	HKD	10,502,796	State Street Bank and Trust Company	9/16/20	—	(1,267)

USD	239,213	JPY	25,664,712	State Street Bank and Trust Company	9/16/20	—	(3,361)

USD	349,591	JPY	37,437,652	State Street Bank and Trust Company	9/16/20	—	(4,257)

USD	820,142	JPY	87,880,961	State Street Bank and Trust Company	9/16/20	—	(10,479)

USD	396,660	SGD	547,084	State Street Bank and Trust Company	9/16/20	—	(1,538)

USD	160,925	SGD	223,505	State Street Bank and Trust Company	9/16/20	—	(1,755)

USD	138,292	CNY	982,429	State Street Bank and Trust Company	9/23/20	—	(1,898)

						$400,527	$(280,299)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Equity Futures

Euro Stoxx 50 Index	4	Long	9/18/20	$150,227	$(1,456)

MSCI Emerging Markets Index	15	Long	9/18/20	801,975	58,535

Nikkei 225 Index	8	Long	9/10/20	828,303	(17,369)

					$39,710

20	See Notes to Financial Statements.

Eaton Vance

Hexavest International Equity Fund

July 31, 2020

Portfolio of Investments — continued

Abbreviations:

PC	–	Participation Certificate

Currency Abbreviations:

AUD	–	Australian Dollar

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CNY	–	Yuan Renminbi

DKK	–	Danish Krone

EUR	–	Euro

GBP	–	British Pound Sterling

HKD	–	Hong Kong Dollar

ILS	–	Israeli Shekel

JPY	–	Japanese Yen

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

USD	–	United States Dollar

21	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Statements of Assets and Liabilities

	July 31, 2020
Assets	Global Equity Fund	International Equity Fund

Unaffiliated investments, at value including $371,747 and $1,134,401 of securities on loan, respectively (identified cost, $12,925,787 and $37,280,899, respectively)	$15,709,735	$40,462,806

Affiliated investment, at value (identified cost, $771,964 and $3,933,115, respectively)	771,906	3,932,601

Cash	760,935	1,096,357

Deposits for derivatives collateral — financial futures contracts	23,320	177,273

Foreign currency, at value (identified cost, $69,440 and $155,881, respectively)	71,521	158,753

Dividends receivable	19,030	39,608

Dividends receivable from affiliated investment	161	882

Receivable for investments sold	1,544	10,727

Securities lending income receivable	144	666

Receivable for open forward foreign currency exchange contracts	101,548	400,527

Tax reclaims receivable	134,950	99,259

Receivable from affiliates	18,918	12,155

Total assets	$17,613,712	$46,391,614

Liabilities

Collateral for securities loaned	$292,452	$562,259

Payable for Fund shares redeemed	47,775	100,000

Payable for variation margin on open financial futures contracts	2,511	19,673

Payable for open forward foreign currency exchange contracts	89,804	280,299

Payable to affiliates:

Investment adviser and administration fee	11,690	30,830

Distribution and service fees	890	121

Accrued expenses	82,138	66,824

Total liabilities	$527,260	$1,060,006

Net Assets	$17,086,452	$45,331,608

Sources of Net Assets

Paid-in capital	$16,382,921	$49,101,719

Distributable earnings (accumulated loss)	703,531	(3,770,111)

Total	$17,086,452	$45,331,608

Class A Shares

Net Assets	$2,398,232	$530,847

Shares Outstanding	213,890	52,155

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.21	$10.18

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$11.89	$10.80

Class C Shares

Net Assets	$468,145	$—

Shares Outstanding	41,942	—

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$11.16	$—

Class I Shares

Net Assets	$14,220,075	$44,800,761

Shares Outstanding	1,267,634	4,381,432

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$11.22	$10.23

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

22	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Statements of Operations

	Year Ended July 31, 2020
Investment Income	Global Equity Fund	International Equity Fund

Dividends (net of foreign taxes, $31,992 and $100,426, respectively)	$646,033	$1,029,363

Interest	4,333	—

Dividends from affiliated investment	27,525	62,554

Securities lending income, net	1,343	4,165

Total investment income	$679,234	$1,096,082

Expenses

Investment adviser and administration fee	$245,318	$358,903

Distribution and service fees

Class A	10,594	1,617

Class C	7,101	—

Trustees’ fees and expenses	1,822	2,981

Custodian fee	68,026	58,270

Transfer and dividend disbursing agent fees	14,210	4,822

Legal and accounting services	40,999	38,437

Printing and postage	12,308	11,595

Registration fees	47,874	36,008

Interest expense	3,194	—

Miscellaneous	15,339	7,248

Total expenses	$466,785	$519,881

Deduct —

Allocation of expenses to affiliates	$170,213	$114,209

Total expense reductions	$170,213	$114,209

Net expenses	$296,572	$405,672

Net investment income	$382,662	$690,410

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$1,342,112	$(6,279,884)

Investment transactions — affiliated investment	139	(2,791)

Financial futures contracts	(285,242)	(314,967)

Foreign currency transactions	(14,511)	(47,259)

Forward foreign currency exchange contracts	(380,475)	(723,644)

Net realized gain (loss)	$662,023	$(7,368,545)

Change in unrealized appreciation (depreciation) —

Investments	$(2,945,790)	$2,093,402

Investments — affiliated investment	(81)	(540)

Financial futures contracts	3,183	15,592

Foreign currency	19,695	40,181

Forward foreign currency exchange contracts	109,284	296,209

Net change in unrealized appreciation (depreciation)	$(2,813,709)	$2,444,844

Net realized and unrealized loss	$(2,151,686)	$(4,923,701)

Net decrease in net assets from operations	$(1,769,024)	$(4,233,291)

23	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Statements of Changes in Net Assets

	Year Ended July 31, 2020
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund

From operations —

Net investment income	$382,662	$690,410

Net realized gain (loss)	662,023	(7,368,545)

Net change in unrealized appreciation (depreciation)	(2,813,709)	2,444,844

Net decrease in net assets from operations	$(1,769,024)	$(4,233,291)

Distributions to shareholders —

Class A	$(150,331)	$(19,029)

Class C	(19,415)	—

Class I	(1,077,793)	(1,502,973)

Total distributions to shareholders	$(1,247,539)	$(1,522,002)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$300,503	$54,181

Class C	—	—

Class I	2,888,085	36,305,687

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	149,478	19,029

Class C	19,415	—

Class I	1,077,793	1,328,728

Cost of shares redeemed

Class A	(4,304,105)	(214,874)

Class C	(587,920)	—

Class I	(35,853,357)	(35,580,442)

Net asset value of shares converted

Class A	292	—

Class C	(292)	—

Net increase (decrease) in net assets from Fund share transactions	$(36,310,108)	$1,912,309

Net decrease in net assets	$(39,326,671)	$(3,842,984)

Net Assets

At beginning of year	$56,413,123	$49,174,592

At end of year	$17,086,452	$45,331,608

24	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Statements of Changes in Net Assets — continued

	Year Ended July 31, 2019
Increase (Decrease) in Net Assets	Global Equity Fund	International Equity Fund

From operations —

Net investment income	$1,731,557	$941,837

Net realized gain (loss)	(1,459,325)	185,861

Net change in unrealized appreciation (depreciation)	(917,675)	742,893

Net increase (decrease) in net assets from operations	$(645,443)	$1,870,591

Distributions to shareholders —

Class A	$(793,884)	$(4,444)

Class C	(180,346)	—

Class I	(5,130,438)	(298,289)

Total distributions to shareholders	$(6,104,668)	$(302,733)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$1,885,393	$46,392

Class C	66,713	—

Class I	13,061,710	41,575,939

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	793,884	4,444

Class C	180,346	—

Class I	5,129,863	259,117

Cost of shares redeemed

Class A	(7,368,094)	(367,284)

Class C	(1,970,766)	—

Class I	(34,868,503)	(1,531,458)

Net asset value of shares converted

Class A	9,927	—

Class C	(9,927)	—

Net increase (decrease) in net assets from Fund share transactions	$(23,089,454)	$39,987,150

Net increase (decrease) in net assets	$(29,839,565)	$41,555,008

Net Assets

At beginning of year	$86,252,688	$7,619,584

At end of year	$56,413,123	$49,174,592

25	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Financial Highlights

	Global Equity Fund — Class A

	Year Ended July 31,
	2020		2019	2018		2017		2016

Net asset value — Beginning of year	$11.980		$12.830	$12.890		$12.290		$12.120

Income (Loss) From Operations

Net investment income(1)	$0.123		$0.270	$0.209		$0.148		$0.163

Net realized and unrealized gain (loss)	(0.490)		(0.219)	0.465		0.890		0.716

Total income (loss) from operations	$(0.367)		$0.051	$0.674		$1.038		$0.879

Less Distributions

From net investment income	$(0.132)		$(0.300)	$(0.186)		$(0.058)		$(0.237)

From net realized gain	(0.271)		(0.601)	(0.548)		(0.380)		(0.472)

Total distributions	$(0.403)		$(0.901)	$(0.734)		$(0.438)		$(0.709)

Net asset value — End of year	$11.210		$11.980	$12.830		$12.890		$12.290

Total Return(2)(3)	(3.41)%		1.17%	5.16%		8.80%		7.95%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,398		$6,677	$12,181		$12,841		$7,041

Ratios (as a percentage of average daily net assets):

Expenses(3)	1.16	%(4)	1.15%	1.15	%(4)(5)	1.17	%(5)	1.20%

Net investment income	1.05%		2.24%	1.62%		1.20%		1.42%

Portfolio Turnover	86%		92%	95%		109%		83%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.56%, 0.23%, 0.19%, 0.20% and 0.19% of average daily net assets for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes interest expense of 0.01% for each of the years ended July 31, 2020 and 2018.

(5)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

26	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Financial Highlights — continued

	Global Equity Fund — Class C

	Year Ended July 31,					Period Ended July 31, 2017(1)
	2020		2019	2018

Net asset value — Beginning of period	$11.890		$12.730	$12.810		$11.920

Income (Loss) From Operations

Net investment income(2)	$0.034		$0.182	$0.115		$0.045

Net realized and unrealized gain (loss)	(0.493)		(0.218)	0.450		1.306

Total income (loss) from operations	$(0.459)		$(0.036)	$0.565		$1.351

Less Distributions

From net investment income	$—		$(0.203)	$(0.097)		$(0.081)

From net realized gain	(0.271)		(0.601)	(0.548)		(0.380)

Total distributions	$(0.271)		$(0.804)	$(0.645)		$(0.461)

Net asset value — End of period	$11.160		$11.890	$12.730		$12.810

Total Return(3)(4)	(4.11)%		0.38%	4.39%		11.61	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$468		$1,088	$3,040		$2,713

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.91	%(6)	1.90%	1.90	%(6)(7)	1.91	%(7)(8)

Net investment income	0.29%		1.52%	0.91%		0.55	%(8)

Portfolio Turnover	86%		92%	95%		109	%(9)

(1)	For the period from the start of business, December 1, 2016, to July 31, 2017.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.56%, 0.23%, 0.19% and 0.21% of average daily net assets for the years ended July 31, 2020, 2019 and 2018 and the period from the start of business, December 1, 2016, to July 31, 2017, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Includes interest expense of 0.01% for each of the years ended July 31, 2020 and 2018.

(7)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the year ended July 31, 2018 and the period ended 2017, respectively).

(8)	Annualized.

(9)	For the year ended July 31, 2017.

27	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Financial Highlights — continued

	Global Equity Fund — Class I

	Year Ended July 31,
	2020		2019	2018		2017		2016

Net asset value — Beginning of year	$12.000		$12.860	$12.920		$12.310		$12.150

Income (Loss) From Operations

Net investment income(1)	$0.153		$0.299	$0.242		$0.181		$0.191

Net realized and unrealized gain (loss)	(0.479)		(0.224)	0.463		0.891		0.715

Total income (loss) from operations	$(0.326)		$0.075	$0.705		$1.072		$0.906

Less Distributions

From net investment income	$(0.183)		$(0.334)	$(0.217)		$(0.082)		$(0.274)

From net realized gain	(0.271)		(0.601)	(0.548)		(0.380)		(0.472)

Total distributions	$(0.454)		$(0.935)	$(0.765)		$(0.462)		$(0.746)

Net asset value — End of year	$11.220		$12.000	$12.860		$12.920		$12.310

Total Return(2)(3)	(3.11)%		1.40%	5.40%		9.08%		8.21%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$14,220		$48,649	$71,032		$86,481		$57,147

Ratios (as a percentage of average daily net assets):

Expenses(3)	0.91	%(4)	0.90%	0.90	%(4)(5)	0.92	%(5)	0.95%

Net investment income	1.32%		2.48%	1.88%		1.47%		1.66%

Portfolio Turnover	86%		92%	95%		109%		83%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.56%, 0.23%, 0.19%, 0.20% and 0.19% of average daily net assets for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(4)	Includes interest expense of 0.01% for each of the years ended July 31, 2020 and 2018.

(5)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

28	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Financial Highlights — continued

	International Equity Fund — Class A

	Year Ended July 31,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$11.130	$11.590		$11.780		$10.640		$11.180

Income (Loss) From Operations

Net investment income(1)	$0.146	$0.245		$0.233		$0.156		$0.160

Net realized and unrealized gain (loss)	(0.783)	(0.656	)(2)	(0.177)		1.169		(0.538)

Total income (loss) from operations	$(0.637)	$(0.411)		$0.056		$1.325		$(0.378)

Less Distributions

From net investment income	$(0.279)	$(0.009)		$(0.246)		$(0.185)		$(0.054)

From net realized gain	(0.034)	(0.040)		—		—		(0.108)

Total distributions	$(0.313)	$(0.049)		$(0.246)		$(0.185)		$(0.162)

Net asset value — End of year	$10.180	$11.130		$11.590		$11.780		$10.640

Total Return(3)(4)	(6.09)%	(3.52)%		0.46%		12.69%		(3.31)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$531	$737		$1,113		$1,057		$818

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.15%	1.15%		1.15	%(5)(6)	1.18	%(5)	1.20%

Net investment income	1.37%	2.21%		1.98%		1.44%		1.55%

Portfolio Turnover	168%	70%		98%		107%		88%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.25%, 0.43%, 1.87%, 2.08% and 1.88% of average daily net assets for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(6)	Includes interest expense of 0.01%.

29	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Financial Highlights — continued

	International Equity Fund — Class I

	Year Ended July 31,
	2020	2019		2018		2017		2016

Net asset value — Beginning of year	$11.180	$11.640		$11.830		$10.680		$11.230

Income (Loss) From Operations

Net investment income(1)	$0.166	$0.327		$0.257		$0.191		$0.177

Net realized and unrealized gain (loss)	(0.772)	(0.709	)(2)	(0.173)		1.168		(0.538)

Total income (loss) from operations	$(0.606)	$(0.382)		$0.084		$1.359		$(0.361)

Less Distributions

From net investment income	$(0.310)	$(0.038)		$(0.274)		$(0.209)		$(0.081)

From net realized gain	(0.034)	(0.040)		—		—		(0.108)

Total distributions	$(0.344)	$(0.078)		$(0.274)		$(0.209)		$(0.189)

Net asset value — End of year	$10.230	$11.180		$11.640		$11.830		$10.680

Total Return(3)(4)	(5.91)%	(3.22)%		0.60%		13.09%		(3.13)%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$44,801	$48,438		$6,507		$7,155		$5,701

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.90%	0.90%		0.90	%(5)(6)	0.93	%(5)	0.95%

Net investment income	1.54%	2.94%		2.18%		1.75%		1.70%

Portfolio Turnover	168%	70%		98%		107%		88%

(1)	Computed using average shares outstanding.

(2)

The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.25%, 0.43%, 1.87%, 2.07% and 1.88% of average daily net assets for the years ended July 31, 2020, 2019, 2018, 2017 and 2016, respectively). Absent this reimbursement, total return would be lower.

(5)

Excludes expenses incurred by the Fund as a result of its investments in unaffiliated funds (equal to 0.01% and less than 0.01% of average daily net assets for the years ended July 31, 2018 and 2017, respectively).

(6)	Includes interest expense of 0.01%.

30	See Notes to Financial Statements.

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Hexavest Global Equity Fund (Global Equity Fund) and Eaton Vance Hexavest International Equity Fund (International Equity Fund), (each individually referred to as the Fund, and collectively, the Funds) are diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Funds’ investment objective is long-term capital appreciation. International Equity Fund offers two classes of shares and Global Equity Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, will automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Funds’ forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Funds’ Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Funds may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

31

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as a Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Funds’ understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued.

D  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of July 31, 2020, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of each Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

32

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

The tax character of distributions declared for the years ended July 31, 2020 and July 31, 2019 was as follows:

	Year Ended July 31, 2020
	Global Equity Fund	International Equity Fund

Ordinary income	$484,038	$1,449,756

Long-term capital gains	$763,501	$72,246

	Year Ended July 31, 2019
	Global Equity Fund	International Equity Fund

Ordinary income	$2,144,858	$193,398

Long-term capital gains	$3,959,810	$109,335

During the year ended July 31, 2020, the following amounts were reclassified due to differences between book and tax accounting.

	Global Equity Fund	International Equity Fund

Change in:

Paid-in capital	$(878)	$—

Distributable earnings (accumulated loss)	$878	$—

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of July 31, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Global Equity Fund	International Equity Fund

Deferred capital losses	$—	$(6,498,860)

Post October capital losses	$(1,805,694)	$—

Late year ordinary losses	$(59,710)	$(168,415)

Net unrealized appreciation	$2,568,935	$2,897,164

At July 31, 2020, International Equity Fund, for federal income tax purposes, had deferred capital losses of $6,498,860 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2020, $4,711,368 are short-term and $1,787,492 are long-term.

At July 31, 2020, Global Equity Fund had a net capital loss of $1,805,694 attributable to security transactions incurred after October 31, 2019 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending July 31, 2021.

Additionally, at July 31, 2020, Global Equity Fund and International Equity Fund had a late year ordinary loss of $59,710 and $168,415, respectively, which they have elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

33

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of each Fund at July 31, 2020, as determined on a federal income tax basis, were as follows:

	Global Equity Fund	International Equity Fund

Aggregate cost	$13,918,941	$41,504,468

Gross unrealized appreciation	$3,002,919	$3,873,902

Gross unrealized depreciation	(446,233)	(1,011,722)

Net unrealized appreciation	$2,556,686	$2,862,180

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to each Fund. The fee is based upon a percentage of average daily net assets as presented in the following table and is payable monthly.

	Annual Rate
Daily Net Assets	Global Equity Fund	International Equity Fund

Up to $500 million	0.80%	0.80%

On net assets of $500 million and over, the annual fees are reduced. For the year ended July 31, 2020, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Global Equity Fund	International Equity Fund

Investment Adviser and Administration Fee	$245,318	$358,903

Effective Annual Rate	0.80%	0.80%

Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Funds to Hexavest Inc. (Hexavest), an affiliate of EVM and a registered investment adviser. EVM pays Hexavest a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds. The Funds invest their cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Hexavest have agreed to reimburse each Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding borrowing costs, taxes or litigation expenses) and acquired fund fees and expenses of unaffiliated funds exceed 1.15%, 1.90% and 0.90% of Global Equity Fund’s average daily net assets for Class A, Class C and Class I, respectively, and 1.15% and 0.90% of International Equity Fund’s average daily net assets for Class A and Class I, respectively. These agreements may be changed or terminated after November 30, 2020. Pursuant to these agreements, EVM and Hexavest were allocated $170,213 and $114,209 in total of operating expenses of Global Equity Fund and International Equity Fund, respectively, for the year ended July 31, 2020.

EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD for the year ended July 31, 2020 were as follows:

	Global Equity Fund	International Equity Fund

EVM’s Sub-Transfer Agent Fees	$1,838	$1,534

EVD’s Class A Sales Charges	$1,166	$130

34

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended July 31, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended July 31, 2020 for Class A shares amounted to the following:

	Global Equity Fund	International Equity Fund

Class A Distribution and Service Fees	$10,594	$1,617

Global Equity Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, Global Equity Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended July 31, 2020, Global Equity Fund paid or accrued to EVD $5,326 for Class C shares.

Pursuant to the Class C Plan, Global Equity Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended July 31, 2020 amounted to $1,775 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended July 31, 2020, the Funds were informed that EVD received no CDSCs paid by Class A or Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended July 31, 2020 were as follows:

	Global Equity Fund	International Equity Fund

Purchases	$24,208,807	$67,311,099

Sales	$60,769,963	$66,895,281

35

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Global Equity Fund
	Year Ended July 31, 2020
	Class A	Class C	Class I

Sales	24,909	—	242,805

Issued to shareholders electing to receive payments of distributions in Fund shares	11,958	1,552	86,292

Redemptions	(380,415)	(51,020)	(3,115,158)

Converted from Class C shares	26	—	—

Converted to Class A shares	—	(26)	—

Net decrease	(343,522)	(49,494)	(2,786,061)

	Year Ended July 31, 2019
	Class A	Class C	Class I

Sales	159,399	5,524	1,090,576

Issued to shareholders electing to receive payments of distributions in Fund shares	73,644	16,776	475,868

Redemptions	(625,922)	(168,757)	(3,035,832)

Converted from Class C shares	886	—	—

Converted to Class A shares	—	(890)	—

Net decrease	(391,993)	(147,347)	(1,469,388)

International Equity Fund
	Year Ended July 31, 2020
	Class A	Class I

Sales	4,690	3,769,155

Issued to shareholders electing to receive payments of distributions in Fund shares	1,628	113,373

Redemptions	(20,377)	(3,833,931)

Net increase (decrease)	(14,059)	48,597

	Year Ended July 31, 2019
	Class A	Class I

Sales	4,115	3,889,660

Issued to shareholders electing to receive payments of distributions in Fund shares	430	25,011

Redemptions	(34,356)	(140,734)

Net increase (decrease)	(29,811)	3,773,937

At July 31, 2020, EVM owned 11.2% of the value of the outstanding shares of International Equity Fund.

36

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2020 is included in the Portfolio of Investments. At July 31, 2020, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing their investment objectives, the Funds are subject to the following risks:

Equity Price Risk: The Funds enter into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Funds enter into forward foreign currency exchange contracts to enhance return.

The Funds enter into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by a Fund for those derivatives in a liability position. At July 31, 2020, the fair values of derivatives with credit-related contingent features in a net liability position were as follows:

Global Equity Fund	International Equity Fund

$89,804	$280,299

At July 31, 2020, there were no assets pledged by the Funds for such liabilities.

The over-the-counter (OTC) derivatives in which the Funds invest are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, each Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between a Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event each Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to the counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of a Fund and/or counterparty is held in segregated accounts by each Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by the counterparty for the benefit of a Fund, a corresponding liability on the Statements of Assets and Liabilities. Securities pledged by a Fund as collateral, if any, are identified as such in the Portfolio of Investments.

37

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2020 was as follows:

Global Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$15,609	(1)	$—

Foreign Exchange	Forward foreign currency exchange contracts	101,548	(2)	(89,804	)(3)

Total		$117,157		$(89,804)

Derivatives not subject to master netting agreement		$15,609		$—

Total Derivatives subject to master netting agreement		$101,548		$(89,804)

International Equity Fund
		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$58,535	(1)	$(18,825	)(1)

Foreign Exchange	Forward foreign currency exchange contracts	400,527	(2)	(280,299	)(3)

Total		$459,062		$(299,124)

Derivatives not subject to master netting agreement		$58,535		$(18,825)

Total Derivatives subject to master netting agreement		$400,527		$(280,299)

(1)

Only the current day’s variation margin on open futures contracts is reported within the Statements of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts, as applicable.

(2)	Statements of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(3)	Statements of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

Each Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statements of Assets and Liabilities, are presented in the tables above. The following tables present each Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by each Fund for assets and pledged by each Fund for liabilities as of July 31, 2020.

Global Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$101,548	$(89,804)	$—	$—	$11,744

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(89,804)	$89,804	$—	$—	$—

38

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

International Equity Fund
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

State Street Bank and Trust Company	$400,527	$(280,299)	$—	$—	$120,228

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

State Street Bank and Trust Company	$(280,299)	$280,299	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statements of Operations by risk exposure for the year ended July 31, 2020 was as follows:

Global Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(285,242)	$3,183

Foreign Exchange	Forward foreign currency exchange contracts	(380,475)	109,284

Total		$(665,717)	$112,467

International Equity Fund
Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(314,967)	$15,592

Foreign Exchange	Forward foreign currency exchange contracts	(723,644)	296,209

Total		$(1,038,611)	$311,801

(1)	Statements of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statements of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

39

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

	Global Equity Fund	International Equity Fund

Futures Contracts — Long	$1,168,000	$2,550,000

Forward Foreign Currency Exchange Contracts*	$13,922,000	$28,882,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of the notional amounts of currency purchased and currency sold.

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. International Equity Fund did not have any significant borrowings or allocated fees during the year ended July 31, 2020. Average borrowings and the average interest rate (excluding fees) for the year ended July 31, 2020 were $103,005 and 3.10%, respectively, for Global Equity Fund.

10  Securities Lending Agreement

The Funds have established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which a Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statements of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statements of Assets and Liabilities.

The Funds are subject to possible delays in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Funds in the event of default by a borrower with respect to a loan. The Funds bear the risk of loss with respect to the investment of cash collateral.

At July 31, 2020, the value of the securities loaned (all common stocks) and the value of the collateral received, which exceeded the value of the securities loaned, were as follows:

	Global Equity Fund	International Equity Fund

Securities on Loan	$371,747	$1,134,401

Collateral Received:

Cash	$292,452	$562,259

U.S. government and/or agencies securities	91,065	638,518

Total Collateral Received	$383,517	$1,200,777

The securities lending transactions have no contractual maturity date and each of the Funds and borrower has the option to terminate a loan at any time.

40

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2020.

	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Common Stocks

Global Equity Fund	$292,452	$—	$—	$—	$292,452

International Equity Fund	$562,259	$—	$—	$—	$562,259

The carrying amounts of the liabilities for collateral for securities loaned at July 31, 2020 approximated their fair value. If measured at fair value, such liabilities would have been considered as Level 2 in the fair value hierarchy (see Note 12) at July 31, 2020.

11  Investments in Affiliated Funds

At July 31, 2020, the value of investments in affiliated funds was $771,906 for Global Equity Fund, representing 4.5% of its net assets and $3,932,601 for International Equity Fund, representing 8.7% of its net assets. Transactions in affiliated funds by the Funds for the year ended July 31, 2020 were as follows:

Global Equity Fund
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$942,225	$27,483,140	$(27,653,517)	$139	$(81)	$771,906	$27,525	771,983

International Equity Fund
Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$4,764,799	$44,844,558	$(45,673,425)	$(2,791)	$(540)	$3,932,601	$62,554	3,932,994

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

41

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

At July 31, 2020, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Global Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$—	$2,181,136	$—	$2,181,136

Developed Europe	105,014	3,118,376	—	3,223,390

North America	10,012,757	—	—	10,012,757

Total Common Stocks	$10,117,771	$5,299,512 *	$—	$15,417,283

Short-Term Investments	$292,452	$771,906	$—	$1,064,358

Total Investments	$10,410,223	$6,071,418	$—	$16,481,641

Forward Foreign Currency Exchange Contracts	$—	$101,548	$—	$101,548

Futures Contracts	15,609	—	—	15,609

Total	$10,425,832	$6,172,966	$—	$16,598,798

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(89,804)	$—	$(89,804)

Total	$—	$(89,804)	$—	$(89,804)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

International Equity Fund
Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Asia/Pacific	$—	$13,476,210	$—	$13,476,210

Developed Europe	—	24,643,443	—	24,643,443

North America	1,780,894	—	—	1,780,894

Total Common Stocks	$1,780,894	$38,119,653 *	$—	$39,900,547

Short-Term Investments	$562,259	$3,932,601	$—	$4,494,860

Total Investments	$2,343,153	$42,052,254	$—	$44,395,407

Forward Foreign Currency Exchange Contracts	$—	$400,527	$—	$400,527

Futures Contracts	58,535	—	—	58,535

Total	$2,401,688	$42,452,781	$—	$44,854,469

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(280,299)	$—	$(280,299)

Futures Contracts	(17,369)	(1,456)	—	(18,825)

Total	$(17,369)	$(281,755)	$—	$(299,124)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

42

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Notes to Financial Statements — continued

13  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies, as may other epidemics and pandemics that may arise in the future, and can affect the market in general in significant and unforeseen ways. Any such impact could adversely affect the Funds’ performance, or the performance of the securities in which the Funds invest.

43

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (collectively the “Funds”) (certain of the funds constituting Eaton Vance Growth Trust), including the portfolios of investments, as of July 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2020, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 18, 2020

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

44

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2021 will show the tax status of all distributions paid to your account in calendar year 2020. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations, the foreign tax credit and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended July 31, 2020, the Funds designate approximately the following amounts, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Global Equity Fund	$587,802

International Equity Fund	$918,628

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ fiscal 2020 ordinary income dividends, the following amounts qualify for the corporate dividends received deduction:

Global Equity Fund	81.49%

Foreign Tax Credit.  For the fiscal year ended July 31, 2020, the Funds paid foreign taxes and recognized foreign source income as follows:

	Foreign Taxes	Foreign Source Income

International Equity Fund	$84,067	$1,127,098

Capital Gains Dividends.  The Funds hereby designate as a capital gain dividend with respect to the taxable year ended July 31, 2020, the following amounts or, if subsequently determined to be different, the net capital gain of such year:

Global Equity Fund	$763,502

45

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

46

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Eaton Vance Hexavest Global Equity Fund and Eaton Vance Hexavest International Equity Fund (together, the “Funds”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreements between the Adviser and Hexavest Inc. (the “Sub-adviser”), an affiliate of the Adviser, with respect to each Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management,

47

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

investment research, and similar services to the Funds. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience employing a top-down investment approach that incorporates proprietary fundamental research and quantitative models. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in investing in equity securities of companies (i) domiciled in developed countries, including the United States, with respect to Eaton Vance Hexavest Global Equity Fund and (ii) located or traded in Europe, Australasia, and the Far East, with respect to Eaton Vance Hexavest International Equity Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to each Fund for the one-, three- and five-year periods ended September 30, 2019. In this regard, with respect to each Fund, the Board noted that the performance of each Fund was lower than the median performance of the Fund’s respective peer group for the three-year period. The Board also noted that the performance of each Fund was lower than its respective benchmark index for the three-year period. On the basis of the foregoing, the performance of each Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as each Fund, respectively. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to each Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between each Fund and other types of accounts. The Board considered factors that had an impact on each Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

48

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.

49

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.

At a meeting of the Fund’s Board of Trustees/Directors, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period December 1, 2018 through December 31, 2019 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

50

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 156 portfolios (with the exception of Messrs. Faust and Wennerholm and Ms. Frost who oversee 155 portfolios) in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 155 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Other Directorships in the Last Five Years. Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Other Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Other Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Other Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Other Directorships in the Last Five Years. Director of Groupon, Inc. (e-commerce provider) (since April 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

51

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Trustee Since(1)	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) and 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Other Directorships in the Last Five Years. None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Other Directorships in the Last Five Years. None.

Keith Quinton 1958	Trustee	2018

Private investor, researcher and lecturer. Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Other Directorships in the Last Five Years. Director (since 2016) and

Chairman (since 2019) of New Hampshire Municipal Bond Bank.

Marcus L. Smith 1966	Trustee	2018

Private investor. Member of Posse Boston Advisory Board (foundation) (since 2015). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Other Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Other Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Private Investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Other Directorships in the Last Five Years. None.

Name and Year of Birth	Trust Position(s)	Officer Since(2)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

52

Eaton Vance

Hexavest Equity Funds

July 31, 2020

Management and Organization — continued

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

53

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

54

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Hexavest Inc.

1250 René Lévesque Blvd. West, Suite 4200

Montréal, Québec H3B 4W8

Canada

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21894    7.31.20

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr.

Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Hexavest Global Equity Fund, Eaton Vance Hexavest International Equity Fund and Parametric Research Affiliates Systematic Alternative Risk Premia Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 13 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended July 31, 2019 and July 31, 2020 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Hexavest Global Equity Fund

Fiscal Years Ended	7/31/19	7/31/20
Audit Fees	$31,350	$31,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,298	$10,488
All Other Fees(3)	$0	$0

Total	$44,648	$41,838

Eaton Vance Hexavest International Equity Fund

Fiscal Years Ended	7/31/2019	7/31/2020
Audit Fees	$30,150	$30,150
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,218	$8,408
All Other Fees(3)	$0	$0

Total	$41,368	$38,558

Parametric Research Affiliates Systematic Alternative Risk Premia Fund

Fiscal Years Ended	7/31/19	7/31/20
Audit Fees	$47,050	$47,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$28,600	$26,015
All Other Fees(3)	$0	$0
Total	$75,650	$73,065

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (February 28, July 31, August 31, September 30, November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Periods Ended	8/31/18	9/30/18	11/30/18	2/28/19	7/31/19	8/31/19	9/30/19	11/30/19	2/28/20	7/31/20
Audit Fees	$161,690	$108,090	$81,150	$55,260	$108,550	$182,150	$111,750	$56,900	$56,100	$108,550
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$60,872	$57,297	$38,019	$21,855	$53,116	$57,477	$40,881	$25,796	$21,460	$44,911
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$222,562	$165,387	$119,169	$77,115	$161,666	$239,627	$152,631	$82,696	$77,560	$153,461

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Periods Ended	8/31/18	9/30/18	11/30/18	2/28/19	7/31/19	8/31/19	9/30/19	11/30/19	2/28/20	7/31/20

Registrant(1)	$60,872	$57,297	$38,019	$21,855	$53,116	$57,477	$40,881	$25,796	$21,460	$44,911
Eaton Vance(2)	$74,355	$126,485	$126,485	$126,485	$60,131	$8,000	$59,903	$59,903	$59,903	$51,800

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 23, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 23, 2020